Deferred Tax - Schedule of Deferred Tax (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Deferred Tax [Abstract]
Deferred tax liabilities	R (95,892)	R (69,840)
Deferred revenue	71,397	63,934
Property, plant and equipment and capitalized commission assets	(207,029)	(158,592)
Lease obligations	(3,385)	(2,411)
ECL provision on trade receivables	22,209	18,716
Other	20,916	8,513
Deferred tax assets	121,749	81,903
Deferred revenue	7,492	5,791
Property, plant and equipment and capitalized commission assets	61,767	41,842
Tax losses	27,287	15,186
Lease obligations	4,157	3,076
ECL provision on trade receivables	8,741	6,504
Other	12,305	9,504
Total net deferred tax assets	25,857	12,063
Reconciliation of deferred tax assets/(liabilities)
Beginning balance	12,063	9,025
Increase in deferred revenue temporary differences	9,315	5,569
Increase/ (Decrease) in ECL provision on trade receivables temporary differences	5,877	(393)
(Decrease)/ Increase in property, plant and equipment and capitalized commission assets temporary differences	(30,015)	4,313
Increase in tax losses temporary differences	12,939	6,370
Increase/ (Decrease) in lease obligation temporary differences	302	(7,120)
Increase/ (Decrease) in other temporary differences	14,362	(3,051)
Translation adjustments	1,014	(2,650)
Ending balance	25,857	12,063
Reconciliation of deferred tax balances
Beginning balance	12,063	9,025
Credit to statements of profit and loss	12,904	6,500
Others	(210)	132
Translation adjustments	1,100	(3,594)
Ending balance	R 25,857	R 12,063